Statements of Operation (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Metal cutting	$ 108,650	$ 25,655	$ 0	$ 0
License fees	23,333	73,333	0	0
Total Revenue	131,983	98,988	381,892	2,036,238
Direct costs, metal cutting	65,475	21,274	42,946	729,945
Gross Profit	66,508	77,714	338,946	1,306,293
Operating Expenses
Advertising	26,662	13,513	63,747	74,017
Selling	123,784	86,018	338,572	245,664
Professional: technical	3,745	390	8,709	7,735
Professional: legal and accounting	86,705	70,288	655,314	115,287
Rent and overhead	40,780	28,235	126,738	79,478
Office and administration	315,120	82,014	1,031,690	293,258
Investor relations	35,282	8,510	94,435	64,551
Stock-based compensation	5,998	101,240	787,990	262,251
Research and development	49,657	17,059	84,304	65,574
Depreciation and amortization	71,515	15,909	84,166	56,930
Total Operating Expenses	759,248	423,176	3,275,665	1,264,745
Operating Income (Loss)	(692,740)	(345,462)	(2,936,719)	41,548
Other Income and (Expense)
Interest	(1,622)	49	(343)	(1,548)
Total Other Income and (Expense)	(1,622)	49	(343)	(1,548)
Net Income (Loss) before tax benefit	(694,362)	(345,413)	(2,937,062)	40,000
Provision for Income Taxes	0	(130,000)	0	16,400
Net Income (Loss)	$ (694,362)	$ (215,413)	$ (2,937,062)	$ 23,600
Loss per share:
Basic	$ 0	$ 0	$ (0.02)	$ 0
Diluted	$ 0	$ 0	$ (0.02)	$ 0
Weighted average common shares:
Basic	154,731,878	123,471,876	131,434,806	113,697,283
Diluted	154,731,878	123,471,876	131,434,806	114,276,571